Stockholders' Equity - Summary of Activity of Restricted Shares (Details) - Restricted Shares [Member] - $ / shares	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Shares, Granted	1,300,000	1,105,700
Number of Restricted Shares, Vested	(50,000)	0
Number of Restricted Shares, Forfeited	0
Number of Restricted Shares, Ending balance	1,250,000	2,210,100
Weighted Average Grant Date Fair Value, Granted	$ 15.30	$ 14.62
Weighted Average Grant Date Fair Value, Vested	15.70
Weighted Average Grant Date Fair Value, Forfeited	0	14.10
Weighted Average Grant Date Fair Value, Ending balance	$ 15.28	$ 14.94